FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/97 (b)

Is this a transition report?  N

Is this an amendment to a previous filing?  N

Those items or sub-items with a box after the item should be completed only if the answer has changed from the previous filing on this form.

1.    A.  Registrant Name:  KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
      B.  File Number:  811-9080
      C.  Telephone Number:  (816)753-7000

2.    A.  Street:  3520 BROADWAY
      B.  City: KANSAS CITY    C. State:  MO    D. Zip Code: 64111 Zip Ext: 2565

3.    Is this the first filing on this form by Registrant?  N

4.    Is this the last filing on this form by Registrant?  N

5. Is Registrant a small business investment company (SBIC)? N (If answer is "Y", complete only items 89 through 110.)

6.    Is Registrant a unit investment trust (UIT)?  Y
      (If answer is "Y" complete only items 111 through 132.)

7.   A. Is Registrant a series of multiple portfolio company? N
      (If answer is "N" (No), go to item 8.)

For period ending 12/31/97
File number 811-9080

UNIT INVESTMENT TRUSTS

111.   A.  Depositor Name:  KANSAS CITY LIFE INSURANCE COMPANY
       C.  City:  KANSAS CITY      State:  MO    Zip Code: 64111  Zip Ext: 2565

112.   Not Applicable.

113.   Not Applicable.

114.   A.  Principal Underwriter Name:  SUNSET FINANCIAL SERVICES, INC.
       B.  File Number:  8-14148
       C.  City:  KANSAS CITY      State:  MO    Zip Code: 64111  Zip Ext: 6139

115.   A.  Independent Public Accountant Name:  ERNST & YOUNG, LLP
       B.  City:  KANSAS CITY      State:  MO    Zip Code: 64105  Zip Ext: 2143

116.  Family of investment companies information:

       A.  Is Registrant part of a family of investment companies?  N

117.   A.  Is Registrant a separate account of an insurance company?  Y

      If answer is "Y", are any of the following types of contracts funded by the Registrant?:

       B.  Variable annuity contracts?  N

       C.  Scheduled premium variable life contracts?  N

       D.  Flexible premium variable life contracts?  Y

       E. Other types of insurance products registered under the Securities Act of 1933? N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933: 1

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period: 0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted): N/A

121. State the number of series for which a current prospectus was in existence at the end of the period: 1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period: 0

123.   State the total value of the additional units considered in answering item 122 ($000's omitted): $0.

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)( $000's omitted): $0

125.   State the total dollar amount of sales loads collected (before
       reallowances to other brokers or   dealers) by Registrant's principal
       underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted): $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operation in Registrant's units
       (include the sales loads, if any, collected on   units of a prior series
       placed in the portfolio of a subsequent series.)($000's omitted):  $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number of   Total Assets   Total Income
                                   Series      ($000's        Distributions
                                  Investing    omitted)     ($000's omitted)

  A. U.S. Treasury direct issue
  B. U.S. Government agency
  C. State and municipal tax-fee
  D. Public utility debt
  E. Brokers or dealers debt or debt
     of brokers' or dealers' parent
  F. All other corporate intermed. &
     long-term debt
  G. All other corporate short-term
     debt
  H. Equity securities of brokers or
     dealers or parent of broker
     or dealers
  I. Investment company equity securities  1       $ 7,980          $  82
  J. All other equity securities
  K. Other securities
  L. Total assets of all series of
     registrant


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? N
       (If answer if "N", go to item 131.)

129.   Not Applicable.

130.   Not Applicable.

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $923

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing: